Derivative Liabilities - Assumption Model (Details) - Year	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Warrants [Line Items]
Risk free interest rate (%)	3.96%	2.76%
Expected life (years)	5.0	5.0
Expected volatility (%)	45.60%	48.70%
Dividend yield (%)	0.00%	0.00%
Derivative Liability
Schedule Of Warrants [Line Items]
Risk free interest rate (%)	367.00%
Expected life (years)	3.29
Expected volatility (%)	4280.00%
Dividend yield (%)	0.00%